Summary of Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data
Total revenues	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9	$ 14,563.9	$ 12,957.3	$ 10,926.4
Gross profit	581.4	571.1	559.5	526.6	508.7	494.2	496.3	486.8	2,238.6	1,986.0	1,732.6
Net income	59.7	65.5	62.5	58.0	49.3	41.3	49.6	47.0	245.7	187.2	178.3
Net income attributable to Penske Automotive Group common stockholders	$ 59.2	$ 65.3	$ 62.0	$ 57.7	$ 48.6	$ 41.0	$ 49.1	$ 46.8	$ 244.2	$ 185.5	$ 176.9
Diluted earnings per share attributable to Penske Automotive Group common stockholders (in dollars per share)	$ 0.66	$ 0.72	$ 0.69	$ 0.64	$ 0.54	$ 0.45	$ 0.54	$ 0.52	$ 2.70	$ 2.05	$ 1.94